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As Filed with the Securities and Exchange Commission on October 10, 2000

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Registration No. 333-75157
811-08635

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
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Post-Effective Amendment No. 3	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 27	[X]

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Variable Account A

(Exact Name of Registrant)

Keyport Benefit Life Insurance Company

(Name of Depositor)

125 High Street, Boston, Massachusetts 02110

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Keyport Benefit Life Insurance Company

125 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Copies to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

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(X) on October 16, 2000 pursuant to paragraph (b) of Rule 485

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( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

( ) on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit List on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-75157, 811-08635) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 2 to the Registration Statement, which was filed on May 31, 2000. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 1 or 2 to the Registration Statement.

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PART A

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NEW YORK KEYPORT CHARTER
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT BENEFIT LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 16, 2000
TO
PROSPECTUS DATED JUNE 1, 2000

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This supplement contains information on new investment options under the Contracts consisting of Sub-accounts that invest in series of the Wanger Advisors Trust.

The second sentence in the third paragraph on page one is changed to read:
The Certificate currently offers thirty-five investment options, each of which is a Sub-account of Variable Account A.

The following is added to the list of Sub-accounts investing in the Eligible Funds on page one.
WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; Wanger U.S. Small Cap

The following is added at the end of the "Investment Choices" section of "SUMMARY of CERTIFICATE FEATURES" on page 4:
Wanger Advisors Trust ("Wanger Trust")
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap

The "FEE TABLE" and footnotes on pages 6-9 of the prospectus are replaced with the following "Fee Table" and footnotes.

FEE TABLE

Certificate Owner Transaction Expenses
Sales Load Imposed on Purchases:	0%
Maximum Surrender Charge
(as a percentage of purchase payments):	7%
Years from Date of Payment	Sales Charge
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or later	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	7%

Annual Certificate Maintenance Charge:	$36

Transfer Charge (Maximum of $25):	$ 0

Variable Account Annual Expenses
(as a percentage of average net assets)
Mortality and Expense Risk Charge:	1.25%
Distribution Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust1

After any Fee Waivers and/or Expense Reimbursements - (Numbers in Parentheses Represent Expenses Before Any Such Waivers and/or Reimbursements)2

(as a percentage of average net assets)
				Total Fund
Management	Rule 12b-1		Other	Operating
Fund	Fees	Fees	Expenses	Expenses

AIM Capital Appreciation	.62%		.11%	.73%
AIM International Equity	.75%		.22%	.97%
AIM Value	.61%		.15%	.76%
Alliance Growth & Income[3]	.63%	.25%	.09%	.97%
Alliance Premier Growth[3]	1.00%	.25%	.04%	1.29%
Alliance Technology[3]	.71%(1.00%)	.25%	.24%(.27%)	1.20%(1.52%)
Alliance Worldwide Privatization[3]	.63%(1.00%)	.25%	.32%(.46%)	1.20%(1.71%)
Fidelity Equity Income[3]	.48%	.25%	.10%	.83%
Fidelity Growth Opportunities[3]	.58%	.25%	.13%	.96%
Colonial High Yield Securities[3]	.60%	.00%	.35%	.95%
Colonial Small Cap Value[3]	.80%	.00%	.30%	1.10%
Colonial Strategic Income[3]	.65%	.25%	.10%	1.00%
Colonial U.S. Growth & Income[3]	.80%	.12%	.08%	1.00%
Crabbe Huson Real Estate[3]	1.00%	.25%	.20%	1.45%
Liberty All-Star Equity[3]	.80%	.05%	.15%	1.00%
Liberty Newport Japan
Opportunities[3]	1.20%	.17%	.48%	1.85%
Liberty S&P 500 Index[3]	.40%	.20%	.15%	.75%
Liberty Select Value[3]	.70%	.12%	.28%	1.10%
Liberty Value[3]	.65%	.25%	.08%	.98%
Newport Tiger[3]	.90%	.25%	.31%	1.46%
Rydex Financial Services[3]	.85%	.16%	.44%	1.45%
Rydex Health Care[3]	1.00%	.16%	.44%	1.60%
MFS Emerging Growth[3]	.75%	.20%	.09%	1.04%
MFS Growth[3]	.75%	.20%	.16%	1.11%
MFS Growth with Income[3]	.75%	.20%	.13%	1.08%
MFS New Discovery[3]	.90%	.20%	.17%	1.27%
Rydex OTC	.75%		.80%	1.55%
Stein Roe Balanced[3]	.60%	.25%	.02%	.87%
Stein Roe Growth Stock[3]	.65%	.25%	.02%	.92%
Stein Roe Money Market	.50%		.04%	.54%
Stein Roe Mortgage Securities[3]	.55%	.25%	.06%	.86%
Wanger Foreign Forty	1.00%		.45%(2.45%)	1.45%(3.45%)
Wanger International Small Cap	1.25%		.24%	1.49%
Wanger Twenty	.95%		.40%(1.17%)	1.35%(2.12%)
Wanger U.S. Small Cap	.95%		.07%	1.02%

The above expenses for the Eligible Funds were provided by the Funds. We have not independently verified the accuracy of the information.

1All Trust and Fund expenses for AIM Capital Appreciation, AIM International Equity, AIM Value, Alliance Growth & Income, Alliance Premier Growth, Alliance Technology, Alliance Worldwide Privatization, Fidelity Equity Income, Fidelity Growth Opportunities, Rydex OTC, Wanger Foreign Forty, Wanger International Small Cap, Wanger Twenty and Wanger U.S. Small Cap are for 1999. Fees for Liberty Newport Japan Opportunities, Liberty S&P 500 Index, Liberty Select Value, Rydex Financial Services and Rydex Health Care are estimated since these funds commenced operations May 30, 2000. For Colonial High Yield Securities, Colonial Small Cap Value, Colonial Strategic Income, Colonial U.S. Growth & Income, Liberty All-Star Equity, Liberty Value, Newport Tiger, Stein Roe Balanced, Stein Roe Growth Stock and Stein Roe Mortgage Securities, the Class B shares, which include 12b-1 fees, first became available in June, 2000. Therefore, the fees and expenses (other than 12b-1 fees) for these Funds are estimated based on the 1999 historical expenses of each Fund's Class A shares, which do not include 12b-1 fees. For MFS Emerging Growth, MFS Growth, MFS Growth with Income and MFS New Discovery, the Service Class Shares, which include 12b-1 fees, first became available on May 1, 2000. Therefore, the fees and expenses (other than 12b-1 fees) for these Funds are estimated, based on the 1999 historical expenses of each Fund's Initial Class shares, which do not include 12b-1 fees. The AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust and SteinRoe Trust expenses reflect the Fund's or Trust's manager's or other entity's agreement to reimburse expenses above certain limits (see footnote 2). For Colonial High Yield, Colonial Small Cap Value and Crabbe Huson Real Estate, because of changes in the expense limitation agreements (see footnote 2), the portfolio expenses net of fee waivers and expense reimbursements have been restated to treat all reductions in total expenses under those agreements as waivers of 12b01 fees and expense reimbursements; in prior years a portion of those amounts derived from waivers of management fees. For the SteinRoe Trust Funds, the .15% administrative fees payable to the investment adviser which was included in Other Expenses in prior years, is now shown as part of Management Fees.

2The manager of AIM Insurance Funds may from time to time waive all or a portion of its advisory fees and/or assume certain expenses of the Eligible Funds. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time. The AIM Insurance Funds' manager did not waive advisory fees or assume expenses as of May 1, 2000.

The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Technology and Alliance Worldwide Privatization for the foreseeable future. Each percentage shown in the parentheses is what the expenses would be in the absence of expense reimbursement: for Alliance Technology--1.00% for management fees, .27% for other expenses and 1.52% for total expenses; and for Alliance Worldwide Privatization--1.00% for management fees, .46% for other expenses and 1.71% for total expenses.

The manager of Fidelity Fund and Fidelity Fund III has agreed to reimburse total operating expenses, excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.75% of the average net assets of Fidelity Equity Income and Fidelity Growth Opportunities, respectively. The Fidelity Fund and Fidelity Fund III manager has not reimbursed expenses as of May 1, 2000.

The manager and distributor of Liberty Trust have contractually agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Liberty Value, Colonial Strategic Income, Colonial U.S. Growth & Income and Liberty All-Star Equity; 1.10% for Colonial Small Cap Value and Liberty Select Value; 1.45% for Crabbe Huson Real Estate and Rydex Financial Services; 1.75% for Newport Tiger; .95% for Colonial High Yield Securities; .75% for Liberty S&P 500 Index; 1.60% for Rydex Health Care; and 1.85% for Liberty Newport Japan Opportunities. To the extent a Fund's expenses are exceed the applicable limitation, the distributor will reimburse the Fund up to .25% by waiving its 12b-1 fees. To the extent a Fund's expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the excess portion by reimbursing Other Expenses first and then, to the extent necessary, by waiving Management Fees. Except for Crabbe Huson Real Estate, the Funds of Liberty Trust did not have Class B shares until June 1, 2000. Fees and expenses (other than 12b-1 Fees) are estimates based on the historical expenses of the Fund's Class A shares, which do not include 12b-1 fees. The Liberty Trust's manager and distributor have not been required to reimburse expenses as of June 1, 2000 for Colonial Strategic Income, Liberty Value and Newport Tiger. The following percentages are what expenses would have been in 1999 without any reimbursement: for Crabbe Huson Real Estate--3.01% for other expenses and 4.26% for total expenses. The following percentages are estimates of what the expenses would be without any expense reimbursement: for Colonial High Yield Securities--.25% for 12b-1 fees, .68% for other expenses and 1.53% for total expenses; for Colonial Small Cap Value--.25% for 12b-1 fees, 2.86% for other expenses and 3.91% for total expenses; for Colonial U.S. Growth & Income--.25% for 12b-1 fees and 1.13% for total expenses; for Liberty All-Star Equity--.25% for 12b-1 fees and 1.20% for total expenses. Since Liberty S&P 500 Index, Liberty Select Value, Liberty Newport Japan Opportunities, Rydex Financial Services and Rydex Health Care commenced operations on May 30, 2000, the following percentages are estimates for 2000 of what expenses would be without any expense reimbursement: for Liberty S&P 500 Index--.25% for 12b-1 fees and .80% for total expenses; for Liberty Select Value--.25% for 12b-1 fees and 1.23% for total expenses; for Liberty Newport Japan Opportunities--.25% for 12b-1 fees and 1.93% for total expenses; for Rydex Financial Services--.25% for 12b-1 fees and 1.54% for total expenses; for Rydex Health Care--.25% for 12b-1 fees and 1.69% for total expenses.

The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. The following percentages are estimates of what the expenses would be without any reimbursement: for MFS Growth--.71% for other expenses and 1.66% for total expenses; for MFS New Discovery--1.59% for other expenses and 2.69% for total expenses. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Other Expenses" would be lower, and for service class shares would be estimated to be: 1.03% for Emerging Growth Series; 1.25% for New Discovery Series; 1.07% for Growth with Income Series; and 1.10% for Growth Series.

The investment adviser and servicer to the Rydex Variable Trust may from time to time volunteer to waive fees and/or reimburse expenses. The investment adviser and servicer have not reimbursed expenses as of May 1, 2000.

The manager and distributor of SteinRoe Trust have contractually agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.90%; for Stein Roe Growth Stock--.95%; for Stein Roe Mortgage Securities--.90%; and for Stein Roe Money Market--.65%. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. Because Stein Roe Balanced, Stein Roe Growth Stock and Stein Roe Mortgage Securities did not have Class B shares until June 1, 2000, fees (other than 12b-1 Fees) are estimates based on the historical expenses of the Fund's Class A shares, which do not include 12b-1 fees. The SteinRoe Trust's manager and distributor has not been required to reimburse expenses as of June 1, 2000.

The manager of Wanger Trust has agreed to continue voluntary expense reimbursements for Wanger Twenty and Wanger Foreign Forty in excess of the following percentage of average net assets: 1.35% for Wanger Twenty and 1.45% for Wanger Foreign Forty. Each percentage shown in the parentheses is what the expenses would be in the absence of expense reimbursement: for Wanger Twenty - 1.17% for Other Expenses and 2.12% for Total Expenses; for Wanger Foreign Forty - 2.45% for Other Expenses and 3.45% for Total Expenses.

3The Eligible Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

The example tables on pages 10 and 11 are replaced by the following:

EXAMPLES

Example #1 - If you surrender your Certificate at the end of the periods shown you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers described above continue throughout the period shown.

Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$ 91	$120	$158	$311
AIM International Equity	94	127	171	341
AIM Value	92	121	159	315
Alliance Growth & Income	94	127	171	341
Alliance Premier Growth	97	137	189	381
Alliance Technology	96	134	184	370
Alliance Worldwide Privatization	96	134	184	370
Fidelity Equity Income	92	123	163	323
Fidelity Growth Opportunities	94	127	171	340
Colonial High Yield Securities	94	126	170	339
Colonial Small Cap Value	95	131	178	357
Colonial Strategic Income	94	128	173	345
Colonial U.S. Growth & Income	94	128	173	345
Crabbe Huson Real Estate	98	141	197	400
Liberty All-Star Equity	94	128	173	345
Liberty Newport Japan Opportunities	103	153	218	447
Liberty S&P 500 Index	92	120	159	313
Liberty Select Value	95	131	178	357
Liberty Value	94	127	172	342
Newport Tiger	99	142	198	401
Rydex Financial Services	98	141	197	400
Rydex Health Care	100	146	205	418
MFS Emerging Growth	94	129	175	350
MFS Growth	95	131	179	359
MFS Growth with Income	95	130	177	355
MFS New Discovery	97	136	188	378
Rydex OTC	100	144	203	412
Stein Roe Balanced	93	124	166	330
Stein Roe Growth Stock	93	125	168	335
Stein Roe Money Market	89	113	146	283
Stein Roe Mortgage Securities	93	125	167	331
Wanger Foreign Forty	98	141	197	400
Wanger International Small Cap	99	143	199	405
Wanger Twenty	98	138	192	388
Wanger U.S. Small Cap	94	128	174	347

Example #2 - If you annuitize or if you do not surrender your Certificate at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers described above continue throughout the period shown.

Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$21	$ 71	$128	$311
AIM International Equity	24	78	141	341
AIM Value	22	72	129	315
Alliance Growth & Income	24	78	141	341
Alliance Premier Growth	27	88	159	381
Alliance Technology	26	85	154	370
Alliance Worldwide Privatization	26	85	154	370
Fidelity Equity Income	22	74	133	323
Fidelity Growth Opportunities	24	78	141	340
Colonial High Yield Securities	24	78	140	339
Colonial Small Cap Value	25	82	148	357
Colonial Strategic Income	24	79	143	345
Colonial U.S. Growth & Income	24	79	143	345
Crabbe Huson Real Estate	28	93	167	400
Liberty All-Star Equity	24	79	143	345
Liberty Newport Japan Opportunities	32	106	189	447
Liberty S&P 500 Index	22	71	129	313
Liberty Select Value	25	82	148	357
Liberty Value	24	79	142	342
Newport Tiger	29	94	168	401
Rydex Financial Services	28	93	167	400
Rydex Health Care	30	98	176	418
MFS Emerging Growth	24	80	145	350
MFS Growth	25	83	149	359
MFS Growth with Income	25	82	147	355
MFS New Discovery	27	88	158	378
Rydex OTC	30	96	173	412
Stein Roe Balanced	23	75	136	330
Stein Roe Growth Stock	23	77	138	335
Stein Roe Money Market	19	64	116	283
Stein Roe Mortgage Securities	23	76	137	331
Wanger Foreign Forty	28	93	167	400
Wanger International Small Cap	29	95	170	405
Wanger Twenty	28	90	162	388
Wanger U.S. Small Cap	24	80	144	347

The last sentence in the fifth paragraph of the "EXPLANATION OF FEE TABLE AND EXAMPLES" section on page 12 is changed to read:

See "Deductions" in this prospectus, "Management" in the prospectus for AIM Insurance Funds, "Management of the Fund" in the prospectus for Alliance Series Fund, "Operating Expenses" in the prospectus for Fidelity Fund and Fidelity Fund III, "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Trust, "Management of the Series" and "Expenses" for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, "How the Funds are Managed" in the prospectus for SteinRoe Trust and "Management Fees" in the prospectus for Wanger Trust.

The first sentence of the first paragraph of the "Eligible Funds" section on page 15 is changed to read:

The Eligible Funds are the separate funds listed within the AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust.

The last sentence of the third paragraph of the "Eligible Funds" section on page 15 is changed to read:

The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following captions; AIM Insurance Funds - "Purchase and Redemption of Shares"; Alliance Series Fund - "Introduction to the Fund"; Fidelity Fund and Fidelity Fund III - "Buying and Selling Shares"; Liberty Trust - "The Trust"; MFS Trust - "Investment Concept of the Trust"; Rydex Trust - "Purchasing and Redeeming Shares"; SteinRoe Trust - "The Trust"; and Wanger Trust - "Managing Risks".

The following is added as the third to last paragraph in the "Eligible Funds" section on page 15 before the listing of Eligible Funds and Investment Objectives:

Liberty Wanger Asset Management, L.P. ("LWAM"), an affiliate, is the investment adviser for each Eligible Fund of Wanger Trust. LWAM, formerly known as Wanger Asset Managment, L.P., became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is in turn a majority-owned subsidiary of Liberty Mutual Insurance Company, on September 29, 2000.

The following is added to the end of the "Eligible Funds" section.
Eligible Funds of Wanger Trust and Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty (Wanger Foreign Forty Sub-account)	Long-term growth of capital.

Wanger International Small Cap (Wanger International Small Cap Sub-account)	Long-term growth of capital.

Wanger Twenty (Wanger Twenty Sub-account)	Long-term growth of capital.

Wanger U.S. Small Cap (Wanger U.S. Small Cap Sub-account)	Long-term growth of capital.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

Yes. I would like to receive the New York Keyport Charter Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

Alliance Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Wanger Advisors Trust

Name

Address

City

State

Zip

KBC.SUP(2)	10/00

BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

KEYPORT BENEFIT LIFE INSURANCE CO.

125 HIGH STREET

BOSTON, MA 02110-2712

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

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PART C

Item 24. Financial Statements and Exhibits
(a)	Statutory-Basis Financial Statements:
Included in Part B:
Variable Account A:
Statement of Net Assets and Liabilities - December 31, 1999
Statement of Operations and Changes in Net Assets for the year ended December 31, 1999 and for the period from February 6, 1998 (commencement of operations) to December 31, 1998
Notes to Financial Statements
Keyport Benefit Life Insurance Company:
Balance Sheet -- Statutory Basis for the years ended December 31, 1999 and 1998.
Statement of Operations -- Statutory Basis for the years ended December 31, 1999 and 1998.
Statement of Capital and (Deficit) Surplus -- Statutory Basis for the years ended December 31, 1999 and 1998.
Statement of Cash Flows -- Statutory Basis for the years ended December 31, 1999 and 1998.
Notes to Statutory-Basis Financial Statements

(b)	Exhibits:

**	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

**	(3a)	Form of Principal Underwriter's Agreement

**	(3b)	Specimen Agreement between Principal Underwriter and Dealer

**	(4a)	Form of Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

**	(4b)	Form of Group Variable Annuity Certificate of Keyport Benefit Life Insurance Company

**	(4c)	Form of Tax-Sheltered Annuity Endorsement

**	(4d)	Form of Individual Retirement Annuity Endorsement

**	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

**	(4f)	Form of Unisex Endorsement

**	(4g)	Form of Qualified Plan Endorsement

****	(4h)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

****	(4i)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company

**	(5a)	Form of Application for a Group Variable Annuity Contract

**	(5b)	Form of Application for a Group Variable Annuity Certificate

***	(6a)	Articles of Incorporation of Keyport Benefit Life Insurance Company

***	(6b)	By-Laws of Keyport Benefit Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

***	(8b)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

****	(8c)	Participation Agreement Among The Alger American Fund, Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

##	(8d)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

****	(8e)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

#	(8f)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

##	(8g)	Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Keyport Benefit Life Insurance Company

****	(8h)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

###	(8i)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

###	(8j)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

###	(8k)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Benefit Life Insurance Company
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+	(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management L.P. and Keyport Benefit Life Insurance Company
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##	(9)	Opinion and Consent of Counsel
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####	(10)	Consent of Independent Auditors
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	(11)	Not applicable

	(12)	Not applicable

++	(13)	Schedule for Computations of Performance Quotations

*	(15)	Chart of Affiliations

##	(16)	Powers of Attorney

**	(17)	Specimen Tax-Sheltered Annuity Acknowledgement

**	(18)	Form of Administrative Services Agreement

*	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

**	Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

****	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

#	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

##	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about June 16, 1999.

###	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about May 31, 2000.
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####	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about May 31, 2000.

+	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement (File Nos. 333-45727, 811-08635) filed on or about October 16, 2000.

++	To be Filed by Amendment.

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Item 25. Officers and Directors of the Depositor.
Name and	Position and Offices
Business Address*	with Depositor

William P. Donohue	Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

J. Andrew Hilbert	Director
SVP, CFO & Treasurer
Liberty Financial Companies, Inc.
Federal Reserve Plaza
600 Atlantic Avenue, 24th Floor
Boston, MA 02110

Peter M. Lehrer	Director
Opus Three Ltd.
550 Mamaroneck Ave.
Harrison, NY 10528

Jeff S. Liebmann	Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York	Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Director and Chief Operating Officer

Bernard R. Beckerlegge	Director, Senior Vice President and General Counsel

Stewart R. Morrison	Director, Senior Vice President and Chief Investment Officer

William Hayward	Senior Vice President

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Francis E. Reinhart	Senior Vice President

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Jeffrey J. Lobo	Vice President--Risk Management

Suzanne E. Lyons	Vice President--Human Resources

Thomas O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Daniel Yin	Vice President

John G. Bonvouloir	Assistant Vice President

Alan R. Downey	Assistant Vice President

Donald A. Truman	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.

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The Depositor is affiliated with Liberty Wanger Asset Management, L.P. ("LWAM"), which became a wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC") on September 29, 2000. LFC is the indirect corporate parent of the Depositor.

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Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.

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As of September 22, 2000, there were 69 qualified contract owners and 130 non-qualified contract owners.

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Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston and for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit. KFSC receives no compensation for its services.

The directors and officers are:
Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement.

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 10th day of October, 2000.

Variable Account A
(Registrant)

By:	Keyport Benefit Life Insurance Company
(Depositor)

By:	/s/ Philip K. Polkinghorn *
Philip K. Polkinghorn
President

*BY:	/s/James J. Klopper	October 10, 2000
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn pursuant to powers of attorney duly executed by him and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
/s/PHILIP K. POLKINGHORN*	/s/PHILIP K. POLKINGHORN*
PHILIP K. POLKINGHORN	PHILIP K. POLKINGHORN
Chairman of the Board	President

/s/BERNARD R. BECKERLEGGE*	/s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE	BERNHARD M. KOCH
Director	Chief Financial Officer

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/J. ANDREW HILBERT*
J. ANDREW HILBERT
Director

/s/PAUL H. LEFEVRE, JR.*
PAUL H. LEFEVRE, JR.
Director
	*BY: /s/James J. Klopper	October 10, 2000
/s/PETER M. LEHRER*	James J. Klopper	Date
PETER M. LEHRER	Attorney-in-Fact
Director

/s/JEFF S. LIEBMANN*
JEFF S. LIEBMANN
Director

/s/STEWART R. MORRISON*
STEWART R. MORRISON
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

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